UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C.  20549


                            FORM 13F

                      FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: September 30, 2001 Check here if Amendment [ ]; Amendment Number:
This Amendment  (Check only one.):  [   ] is a restatement.
                                    [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Philadelphia Investment Management Company
Address:   1845 Walnut Street
           Suite 875
           Philadelphia, PA  19103

13F File Number:  801-26332

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      William M. Shettle
Title:     President
Phone:     215-569-0079
Signature, Place, and Date of Signing:

   William M. Shettle     Philadelphia, Pennsylvania   October 31, 2001


Report Type  (Check only one.):

[  X]        13F HOLDINGS REPORT.
[   ]        13F NOTICE.
[   ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   49

Form 13F Information Table Value Total:   $62,572



List of Other Included Managers:

 No.    13F File Number    Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
PIMCO Short Term Fund, Cl. A   MFUND            693391211      103 10267.736SH       SOLE                10267.736
AOL Time Warner Inc.           COM              00184A105     1475    44560 SH       SOLE                    44560
Abbott Laboratories            COM              002824100      200     3864 SH       SOLE                     3864
American Home Products         COM              026609107     2909    49946 SH       SOLE                    49946
American Intl. Group           COM              026874107     2331    29887 SH       SOLE                    29887
Ascential Software Corp.       COM              04362P108       69    21030 SH       SOLE                    21030
Bank of America Corp.          COM              06605F102      278     4752 SH       SOLE                     4752
Bristol-Myers-Squibb           COM              110122108      462     8311 SH       SOLE                     8311
Chevron Corp.                  COM              166751107     1487    17540 SH       SOLE                    17540
Citigroup, Inc.                COM              172967101     2094    51707 SH       SOLE                    51707
Colgate-Palmolive Co           COM              194162103      265     4550 SH       SOLE                     4550
Convergys Corp.                COM              212485106     1078    38840 SH       SOLE                    38840
DST Systems                    COM              233326107     1745    40341 SH       SOLE                    40341
DuPont (E.I.)                  COM              263534109     2127    56687 SH       SOLE                    56687
El Paso Corp.                  COM              28336L109     1940    46681 SH       SOLE                    46681
Electronic Data Systems        COM              285661104     1672    29040 SH       SOLE                    29040
Eli Lilly                      COM              532457108     1368    16948 SH       SOLE                    16948
Exelon Corporation             COM              30161N101     1325    29703 SH       SOLE                    29703
Exxon Mobil Corporation        COM              30231G102     1766    44816 SH       SOLE                    44816
Fairchild Corp.                COM              303698104       53    15480 SH       SOLE                    15480
First Data Corp.               COM              319963104     1678    28800 SH       SOLE                    28800
FleetBoston Financial Corp.    COM              339030108     1681    45735 SH       SOLE                    45735
General Electric               COM              369604103     1948    52372 SH       SOLE                    52372
Hewlett-Packard                COM              428236103      590    36790 SH       SOLE                    36790
Honeywell Intl.                COM              438516106     1170    44323 SH       SOLE                    44323
Int'l Business Mach Corp       COM              459200101     1432    15615 SH       SOLE                    15615
Intel Corp.                    COM              458140100      765    37448 SH       SOLE                    37448
J P Morgan Chase & Co.         COM              46625H100     1081    31643 SH       SOLE                    31643
Johnson & Johnson              COM              478160104     2027    36583 SH       SOLE                    36583
Liberty Media Corp. 'A'        COM              530718105     1024    80617 SH       SOLE                    80617
Mellon Financial Corp.         COM              58551A108     1765    54594 SH       SOLE                    54594
Merck & Co. Inc.               COM              589331107      261     3925 SH       SOLE                     3925
Minnesota Mining & Mfg.        COM              604059105     2059    20920 SH       SOLE                    20920
Oracle Corp.                   COM              68389X105     1058    84090 SH       SOLE                    84090
PepsiCo Inc.                   COM              713448108     2122    43761 SH       SOLE                    43761
Pfizer Inc.                    COM              717081103     3358    83751 SH       SOLE                    83751
Pharmacia Corporation          COM              71713U102     1308    32250 SH       SOLE                    32250
Philip Morris Cos. Inc.        COM              718154107      353     7310 SH       SOLE                     7310
Proctor & Gamble               COM              742718109      647     8892 SH       SOLE                     8892
SBC Communications             COM              78387G103     2048    43472 SH       SOLE                    43472
Sun Microsystems               COM              866810104      533    64470 SH       SOLE                    64470
Telefonica SA Sponsored ADR    COM              879382208     1306    38477 SH       SOLE                    38477
Tyco International             COM              902124106     1270    27910 SH       SOLE                    27910
United Technologies            COM              913017109     1436    30873 SH       SOLE                    30873
Wal-Mart Stores                COM              931142103     1594    32210 SH       SOLE                    32210
Webster Financial              COM              947890109      200     6080 SH       SOLE                     6080
Williams Cos., Inc.            COM              969457100     1506    55180 SH       SOLE                    55180
WorldCom, Inc.-WorldCom Group  COM              98157D106     1600   106360 SH       SOLE                   106360
XO Communications, Inc. 'A'    COM              983764101        4    10170 SH       SOLE                    10170